Deferred tax assets and liabilities - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Offsetting amounts	$ 752	$ 627
Deferred tax assets	409	399
Deferred tax liabilities	(1,026)	(1,196)
Net deferred tax liabilities	$ (617)	$ (797)	$ (1,032)